Assets and liabilities of disposal group held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Cash and cash equivalents	$ 528,497	$ 387,427	$ 403,805	$ 193,869
Fixed assets, net	6,281,418	3,699,192
Right-of-use asset, net	225,495	210,941	$ 121,348
Total assets of disposal group classified as held for sale	81,661
Disposal groups classified as held for sale [member]
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Cash and cash equivalents	0	5,753
Trade receivables	0	298
Other receivables	0	604
Restricted cash	0	1,826
Fixed assets, net	0	70,186
Right-of-use asset, net	0	2,994
Total assets of disposal group classified as held for sale	$ 0	$ 81,661